Goodwill - Summary of Gross Carrying Amounts, Accumulated Impairment Losses (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	€ 26,769	€ 29,462
Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	26,769	29,462
Operating segments [member] | Core domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	25,627	28,077
Operating segments [member] | International wholesale [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	272	412
Operating segments [member] | Gross carrying amount [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	43,534	43,661
Operating segments [member] | Gross carrying amount [member] | Core domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	42,045	42,045
Operating segments [member] | Gross carrying amount [member] | International wholesale [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	412	412
Operating segments [member] | Accumulated impairment losses [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	(16,765)	(14,199)
Operating segments [member] | Accumulated impairment losses [member] | Core domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	(16,418)	(13,968)
Operating segments [member] | Accumulated impairment losses [member] | International wholesale [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	(140)
Operating segments [member] | Domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	25,899	28,489
Operating segments [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	42,457	42,457
Operating segments [member] | Domestic [member] | Accumulated impairment losses [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	(16,558)	(13,968)
Operating segments [member] | Brazil [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	870	973
Operating segments [member] | Brazil [member] | Gross carrying amount [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	1,077	1,204
Operating segments [member] | Brazil [member] | Accumulated impairment losses [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	€ (207)	€ (231)